Financial instruments (Details 17) - Series H bonds [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Principal payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 6,601	$ 7,868	$ 8,325
CCS Coverage [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 2,575	$ 1,952	$ 495